Average Annual Total Returns		12 Months Ended	56 Months Ended	60 Months Ended	72 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%		11.70%			12.64%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.43%		5.22%			7.35%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%		13.15%			14.40%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%		(0.36%)			2.28%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.23%		5.61%			7.39%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.33%		5.76%			7.55%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%		11.70%				11.69%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.49%		7.08%				8.29%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.15%		13.15%				13.37%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.30%		(0.36%)				2.05%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.05%		7.37%				8.46%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.22%		7.53%				8.62%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%		11.70%					11.84%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	15.49%		7.08%					8.43%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	17.15%		13.15%					13.69%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	7.30%		(0.36%)					2.06%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.17%		6.88%					8.11%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.99%		6.72%					7.95%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%		11.70%		13.57%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	17.57%		8.94%		11.26%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	17.15%		13.15%		15.42%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	7.30%		(0.36%)		2.24%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.52%		8.46%		10.88%
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.70%		8.63%		11.05%
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)						2.01%
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Bloomberg US Treasury Bills (1-3M) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	4.29%		3.24%						2.18%
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.20%		3.08%						2.10%
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)						2.01%
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Bloomberg U.S. Treasury (1-3 Year) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	5.17%		1.75%						1.83%
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	5.17%		1.75%						1.83%
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.51%		2.33%						2.39%
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[21]
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[21]
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)						2.01%
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Bloomberg 1-5 Year Government Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	6.11%		1.56%						2.17%
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.98%		2.44%						3.25%
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.82%		2.29%						3.09%
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	7.30%		(0.36%)						2.01%
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.92%		0.07%						2.63%
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.76%		(0.08%)						2.48%
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[25]
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[25]
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]	17.88%		14.42%						14.82%
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.78%		13.92%						14.87%
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[27]
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[27]
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]	17.37%	11.94%
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.32%	8.31%
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[29]
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.14%	8.14%
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[29]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | MSCI All Country World Ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.11%		8.46%						8.95%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]	33.11%		8.46%						8.95%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		26.21%		6.74%						9.13%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[31]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[31]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		26.41%		6.89%						9.29%
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.15%						14.29%
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.91%		7.26%						10.40%
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.85%		7.08%						9.30%
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[32]
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[32]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | MSCI All Country World Investable Markets Index ex-US (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.67%		8.31%	8.84%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | MSCI All Country World Ex-US Small-Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[33]	29.88%		7.41%	8.58%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		27.07%		7.74%	7.60%
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[34]
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[34]

[1]	The Custom Benchmark is a blended benchmark composed of 55% of the Bloomberg U.S. Aggregate Bond Index, 33.75% of the Russell 3000® Index, and 11.25% of the MSCI ACWI ex-US Index.
[2]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[4]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[5]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[6]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[8]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[9]	The Custom Benchmark is a blended benchmark composed of 40% of the Bloomberg U.S. Aggregate Bond Index, 45% of the Russell 3000® Index, and 15% of the MSCI ACWI ex-US Index.
[10]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[11]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[12]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[13]	The Custom Benchmark is a blended benchmark composed of 25% of the Bloomberg U.S. Aggregate Bond Index, 56.25% of the Russell 3000® Index, and 18.75% of the MSCI ACWI ex-US Index.
[14]	The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.
[15]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[16]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[17]	The Bloomberg US Treasury Bills (1-3M) Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment grade, and have $300 million or more of outstanding face value.
[18]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[19]	The Bloomberg U.S. Treasury (1-3 Year) Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.
[20]	The Custom Benchmark is a hybrid benchmark consisting of the Bank of America 1-3 Year US Treasury Index from July 1, 2001 through July 1, 2016, and then the Bloomberg U.S. Treasury (1-3 Year) Index from July 1, 2016 to the present.
[21]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[22]	The Bloomberg 1-5 Year Government Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued.
[23]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[24]	The Bloomberg U.S. Aggregate Bond Index is a broad based index that measures the investment grade, U.S. dollar denominated, fixed rate, taxable bond market.
[25]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[26]	The S&P 500® Index is a free-float capitalization-weighted index, published since 1957, of the prices of 500 large-cap common stocks actively traded in the United States. The stocks included in the Index are those of large publicly held companies that trade on either of the two largest American stock exchanges: the NYSE and the NASDAQ.
[27]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[28]	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.
[29]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[30]	The Custom Benchmark is a hybrid benchmark consisting of the MSCI EAFE Index from inception through May 31, 2015, and then the MSCI ACWI ex USA Index going forward. The MSCI EAFE Index captures large and mid cap representation across 21 developed markets (excluding the US and Canada). The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 developed markets countries (excluding the US) and 27 emerging markets countries. With 2,354 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.
[31]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[32]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.
[33]	The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 developed markets countries (excluding the US) and 26 emerging markets countries. With 4,391 constituents, the index covers approximately 14% of the global equity opportunity set outside the US.
[34]	After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable.